Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Interest Rate Swap Positions

The following summarizes the Company’s interest rate swap positions as at December 31, 2015:

	Interest Rate Index	Principal Amount $	Fair Value / Carrying Amount of Asset (Liability) $	Remaining Term (years)	Fixed Interest Rate (%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 6M	200,000	(2,662)	0.8	2.61
U.S. Dollar-denominated interest rate swap (1)	USD LIBOR 3M	100,000	(7,876)	1.8	5.55

(1)	Excludes the margin the Company pays on its variable-rate debt, which, as of December 31, 2015 ranged from 0.30% to 2.80%.